Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

		December 31,
($ in millions)	Notes	2022	2021
Employee compensation		173	171
Current financial liabilities		145	61
Contract liabilities	4	91	104
Accrued interest payable		85	100
Accrued expenses		75	75
Taxes other than income taxes		68	72
Jackpot liabilities	19	57	66
Royalties payable		38	14
Operating lease liabilities	11	37	39
Income taxes payable		32	104
Other		36	21
		837	828

Schedule of Other Non-Current Liabilities

		December 31,
($ in millions)	Notes	2022	2021
Jackpot liabilities	19	114	130
Royalties payable		61	13
Contract liabilities	4	49	47
Reserves for uncertain tax positions		52	47
Finance lease liabilities	11	22	27
Other		75	59
		372	323